Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Financial Assets for Trading at Fair Value through Profit and Loss - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial derivative contracts
Total	$ 10,217,794	$ 11,827,006
Financial derivative contracts [Member]
Financial derivative contracts
Total	10,119,486	11,672,960
Financial derivative contracts [Member] | Forwards [Member]
Financial derivative contracts
Total	1,262,688	1,669,807
Financial derivative contracts [Member] | Swaps [Member]
Financial derivative contracts
Total	8,848,051	9,992,123
Financial derivative contracts [Member] | Call currency options [Member]
Financial derivative contracts
Total	4,100	1,429
Financial derivative contracts [Member] | Put currency options [Member]
Financial derivative contracts
Total	4,647	9,601
Debt financial instruments [Member]
Financial derivative contracts
Total	98,308	154,046
Debt financial instruments [Member] | Chilean Central Bank and Government securities [Member]
Financial derivative contracts
Total	98,308	153,967
Debt financial instruments [Member] | Foreign financial debt securities [Member]
Financial derivative contracts
Total		$ 79